Financial Assets and Liabilities - Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements (Details) - Level 3 - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 23,890	$ 25,409	$ 45,166
Unobservable inputs	Expected unit sales price
Relationship of unobservable inputs to fair value	Nine months ended 31 March, 2022: A change in the price assumptions by 10% would increase/decrease the fair value by 3%. Year ended 30 June, 2021: A change in the price assumptions by 10% would increase/decrease the fair value by 3%.
Discounted cash flow [member]
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 23,890	$ 25,409
Valuation technique	Discounted cash flows
Unobservable inputs	Risk adjusted discount rate
Relationship of unobservable inputs to fair value	Nine months ended 31 March, 2022: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.2%. Year ended 30 June, 2021: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.3%.
Discounted cash flow [member] | Weighted Average
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	(12.50%)	(12.50%)
Discounted cash flow [member] | Bottom of Range
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	11.00%	11.00%
Discounted cash flow [member] | Top of Range
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	13.00%	13.00%
Expected Sales Volume
Disclosure Of Financial Instruments [Line Items]
Unobservable inputs	Expected sales volumes
Relationship of unobservable inputs to fair value	Nine months ended 31 March, 2022: A change in the volume assumptions by 10% would increase/decrease the fair value by 3%. Year ended 30 June, 2021: A change in the volume assumptions by 10% would increase/decrease the fair value by 3%.
Probability of Success
Disclosure Of Financial Instruments [Line Items]
Unobservable inputs	Probability of success
Relationship of unobservable inputs to fair value	Nine months ended 31 March, 2022: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.7% and 17.5%, respectively. Year ended 30 June, 2021: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.3%, respectively.